BETTER 10K - CONVERTIBLE PREFERRED STOCK - Convertible Preferred Stock (Details) - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Shares Authorized (in shares)	197,085,530	197,085,530		197,085,530
Shares Issued (in shares)	108,721,433	108,721,433		108,721,433
Shares Outstanding (in shares)	108,721,433	108,721,433	108,721,433	108,721,433	107,634,678
Series D Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	8,564,688	8,564,688		8,564,688
Shares Issued (in shares)	7,782,048	7,782,048		7,782,048
Shares Outstanding (in shares)	7,782,048	7,782,048		7,782,048
Series D-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	8,564,688	8,564,688		8,564,688
Shares Issued (in shares)	0	0		0
Shares Outstanding (in shares)	0	0		0
Series D-2 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	6,970,478	6,970,478		6,970,478
Shares Issued (in shares)	6,671,168	6,671,168		6,671,168
Shares Outstanding (in shares)	6,671,168	6,671,168		6,671,168
Series D-3 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	299,310	299,310		299,310
Shares Issued (in shares)	299,310	299,310		299,310
Shares Outstanding (in shares)	299,310	299,310		299,310
Series D-4 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	347,451	347,451		347,451
Shares Issued (in shares)	347,451	347,451		347,451
Shares Outstanding (in shares)	347,451	347,451		347,451
Series D-5 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	347,451	347,451		347,451
Shares Issued (in shares)	0	0		0
Shares Outstanding (in shares)	0	0		0
Series C Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	43,495,421	43,495,421		43,495,421
Shares Issued (in shares)	32,761,731	32,761,731		32,761,731
Shares Outstanding (in shares)	32,761,731	32,761,731		32,761,731
Series C-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	43,495,421	43,495,421		43,495,421
Shares Issued (in shares)	2,924,746	2,924,746		2,924,746
Shares Outstanding (in shares)	2,924,746	2,924,746		2,924,746
Series C-2 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	6,093,219	6,093,219		6,093,219
Shares Issued (in shares)	4,586,357	4,586,357		4,586,357
Shares Outstanding (in shares)	4,586,357	4,586,357		4,586,357
Series C-3 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	6,458,813	6,458,813		6,458,813
Shares Issued (in shares)	2,737,502	2,737,502		2,737,502
Shares Outstanding (in shares)	2,737,502	2,737,502		2,737,502
Series C-4 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	710,294	710,294		710,294
Shares Issued (in shares)	710,294	710,294		710,294
Shares Outstanding (in shares)	710,294	710,294		710,294
Series C-5 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	6,093,219	6,093,219		6,093,219
Shares Issued (in shares)	1,506,862	1,506,862		1,506,862
Shares Outstanding (in shares)	1,506,862	1,506,862		1,506,862
Series C-6 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	6,458,813	6,458,813		6,458,813
Shares Issued (in shares)	3,721,311	3,721,311		3,721,311
Shares Outstanding (in shares)	3,721,311	3,721,311		3,721,311
Series C-7 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	3,217,220	3,217,220		3,217,220
Shares Issued (in shares)	1,462,373	1,462,373		1,462,373
Shares Outstanding (in shares)	1,462,373	1,462,373		1,462,373
Series B Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	13,005,760	13,005,760		13,005,760
Shares Issued (in shares)	9,351,449	9,351,449		9,351,449
Shares Outstanding (in shares)	9,351,449	9,351,449		9,351,449
Series B-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	4,100,000	4,100,000		4,100,000
Shares Issued (in shares)	3,654,311	3,654,311		3,654,311
Shares Outstanding (in shares)	3,654,311	3,654,311		3,654,311
Series A Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	30,704,520	30,704,520		30,704,520
Shares Issued (in shares)	22,661,786	22,661,786		22,661,786
Shares Outstanding (in shares)	22,661,786	22,661,786		22,661,786
Series A-1 Preferred Stock
Temporary Equity [Line Items]
Shares Authorized (in shares)	8,158,764	8,158,764		8,158,764
Shares Issued (in shares)	7,542,734	7,542,734		7,542,734
Shares Outstanding (in shares)	7,542,734	7,542,734		7,542,734